CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 140.2		$ 81.0
Trade receivables, net of allowances of $0.1 and $0.0 million at December 31, 2015 and December 31, 2014	515.8		567.3
Inventories	141.0		168.9
Assets from risk management activities	92.2		44.4
Other current assets	30.8		20.9
Total current assets	920.0		882.5
Property, plant and equipment	11,935.1		6,521.1
Accumulated depreciation	(2,232.4)		(1,696.5)
Property, plant and equipment, net	9,702.7		4,824.6
Intangible assets, net	1,810.1		591.9
Goodwill	417.0	[1]	0.0
Long-term assets from risk management activities	34.9		15.8
Investments in unconsolidated affiliates	258.9		50.2
Other long-term assets	67.4		58.5
Total assets	13,211.0		6,423.5	[1]
Current liabilities:
Accounts payable and accrued liabilities	657.1		638.5
Deferred income taxes	0.0		0.0
Liabilities from risk management activities	5.2		5.2
Accounts receivable securitization facility	219.3		182.8
Total current liabilities	881.6		826.5
Long-term debt	5,718.8		2,855.5
Long-term liabilities from risk management activities	2.4		0.0
Deferred income taxes, net	177.8		138.7
Other long-term liabilities	$ 180.2		$ 63.3
Contingencies (see Note 18)
Targa Resources Corp. stockholders' equity:
Common stock ($0.001 par value, 300,000,000 shares authorized)	$ 0.1		$ 0.0
Preferred stock ($0.001 par value, 100,000,000 shares authorized, no shares issued and outstanding)	0.0		0.0
Additional paid-in capital	1,457.4		164.9
Retained earnings	26.9		25.5
Accumulated other comprehensive income (loss)	5.7		4.8
Treasury stock, at cost (426,307 shares as of December 31, 2015 and 388,890 as of December 31, 2014)	(28.7)		(25.4)
Total Targa Resources Corp. stockholders' equity	1,461.4		169.8
Noncontrolling interests in subsidiaries	4,788.8		2,369.7
Total owners' equity	6,250.2		2,539.5
Total liabilities and owners' equity	$ 13,211.0		$ 6,423.5

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.